First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	ASSET-BACKED SECURITIES — 18.2%
	Colossus
615,280[2]	Series 2024-2, Class F, 14.950% (Sterling Overnight Index Average+0 basis points), 5/22/2034[3,4]	$779,113
	Fontwell II Securities
758,856[2]	15.072% (3-Month Term SONIA Swap+1,020 basis points), 12/18/2028[3,4]	951,857
	J-Elvetia Finance Ltd Series 2021-1
6,839[2]	Series 2021-1, Class M, 8.845% (Swiss Average Rate Overnight+800 basis points), 10/20/2029[3,4,5]	7,460
	Landesbank Baden-Wuerttemberg
2,000,000[2]	Series LION-6, 10.518% (3-Month Euribor+765 basis points), 10/30/2036[3,4]	2,071,680
	Lloyds Bank PLC
1,000,000[2]	12.050% (Sterling Overnight Index Average+735 basis points), 12/16/2030[3,4]	1,251,878
	Mespil Securities
862,004	Series 2021-1, Class B, 15.361% (90-Day SOFR Average+1,000 basis points), 12/8/2031[3,4,6]	844,764
	Santander Consumer Finance SA
11,000,000[2]	Series 2024-1, 9.230% (3-Month STIB+665 basis points), 12/25/2034[3,4]	994,225
	St. Lawrence Corp.
1,000,000	Series 2023-1X, Class MEZZ, 14.320% (1-Month Term SOFR+975 basis points), 5/25/2033[3,4,5,6]	1,000,000
	Standard Chartered Bank
1,000,000	15.367% (3-Month Term SOFR+1,075 basis points), 4/19/2033[3,4]	1,000,000
	TOTAL ASSET-BACKED SECURITIES
	(Cost $9,063,831)	8,900,977

	BANK LOANS — 54.1%
	Audax Direct Lending Solutions Fund II A LP
1,323,410	9.000%, 11/12/2027[7,8]	1,306,073
	Audax Private Debt, LLC
3,317,708	9.855%, 10/28/2026[7,8]	3,282,872
	C3 Rentals, LLC
1,400,000	12.672%, 4/22/2027[7,8]	1,400,000
	Ipsen Group Holdings GmbH
1,907,254	8.073% Cash, 6.750% PIK, 7/31/2029[7,8,9]	1,833,905
	Leonard Valve Company LLC
1,000,000	10.778% (3-Month LIBOR+550 basis points), 9/30/2027[4,7]	990,000
	Progress Lighting, LLC
2,490,972	14.375%, 9/18/2029[7,8]	2,428,697
	Shryne Group, Inc.
5,491,976	16.500% Cash, 1.000% PIK, 5/26/2026[7,8,9]	5,574,356
	Steward Health Care System, LLC
848,871	14.800%, 6/30/2025[7,8]	848,871
	Connect America.com, LLC
1,997,500	10.158%, 12/31/2028[7,8]	1,967,538

First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal
Amount[1]		Value
	BANK LOANS (Continued)
	West Side Holdco, LLC
2,997,747	13.672%, 9/3/2027[7,8]	$2,907,815
	Nephorn Pharmaceuticals Corporation
4,000,000	12.325%, 12/31/2027[7,8]	4,000,000
	TOTAL BANK LOANS
	(Cost $26,460,882)	26,540,127

	COLLATERALIZED LOAN OBLIGATIONS — 19.4%
	ABPCI Direct Lending Fund CLO, LLC
1,500,000	Series 2017-1A, Class ERR, 12.434% (3-Month Term SOFR+750 basis points), 7/20/2037[4,5,6,10]	1,519,165
	Deerpath Capital CLO Ltd.
500,000	Series 2018-1A, Class DRR, 9.568% (3-Month Term SOFR+435 basis points), 10/15/2036[4,5,6,10]	501,694
	Fortress Credit Opportunities XIX CLO LLC
1,500,000	Series 2022-19I, Class ER, 12.656% (3-Month Term SOFR+800 basis points), 10/15/2036[4,5]	1,514,222
	Golub Capital Partners Short Duration
500,000	Series 2022-1A, Class DR, 9.226% (3-Month Term SOFR+460 basis points), 7/25/2033[4,5,10]	500,965
	GPG Loan Funding, LLC
221,083	0.000%, 4/29/2034[7]	230,088
	Great Lakes CLO Ltd.
650,000	Series 2014-1A, Class ER, 12.418% (3-Month Term SOFR+776 basis points), 10/15/2029[4,5,6,10]	653,725
	Maranon Loan Funding Ltd.
2,650,000	Series 2021-3A, Class ER, 12.476% (3-Month Term SOFR+782 basis points), 10/15/2036[4,5,6,10]	2,670,650
	Mount Logan Funding LP
650,000	Series 2018-1A, Class ER, 13.353% (3-Month Term SOFR+872 basis points), 1/22/2033[4,5,6,10]	648,787
	PYMES Magdalena
1,200,000[2]	Series 11, Class NOTE, 2.924% (3-Month Euribor+0 basis points), 7/4/2054[3,4,5]	1,243,008
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $9,442,718)	9,482,304

Number
of Shares
SHORT-TERM INVESTMENTS — 8.5%
4,186,422	UMB Bank, Money Market Special II Deposit Investment, 4.19%[11]	4,186,422

First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,186,422)	4,186,422
	TOTAL INVESTMENTS — 100.2%
	(Cost $49,153,853)	49,109,830
	Liabilities in Excess of Other Assets — (0.2)%	(79,594)
	TOTAL NET ASSETS — 100.0%	$49,030,236

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

1 Principal Amount denoted in USD unless otherwise noted.

2 Principal Amount denoted in local currency.

3 All or a portion of this investment is a holding of FTEPCF Cayman Sub1 Ltd.

4 Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5 Callable.

6 Foreign security denominated in U.S. Dollars.

7 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in Note 2.

8 Variable rate security.

9 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

10 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,494,986, which represents 13.25% of the total net assets of the Fund.

11 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Enhanced Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value at		Unrealized
		Currency	Settlement	Amount	Settlement	Value at	Appreciation
	Counterparty	Exchange	Date	Purchased	Date	December 31, 2024	(Depreciation)
PURCHASE CONTRACTS
Canadian Dollars	BNP Paribas	CAD per USD	2/14/2025	1,347,000	$959,744	$938,618	$(21,126)
TOTAL PURCHASE CONTRACTS					959,744	938,618	(21,126)

SALE CONTRACTS
Canadian Dollars	BNP Paribas	CAD per USD	2/14/2025	(1,347,000)	$(965,155)	$(938,618)	$26,537
Swiss Franc	BNP Paribas	CHF per USD	2/14/2025	(6,839)	(7,794)	(7,573)	221
Euro	BNP Paribas	EUR per USD	2/14/2025	(3,200,000)	(3,366,280)	(3,320,957)	45,323
British Pound	BNP Paribas	GBP per USD	2/14/2025	(2,487,292)	(3,148,945)	(3,112,763)	36,182
Swedish Krona	BNP Paribas	SEK per USD	2/14/2025	(11,000,000)	(1,010,101)	(996,628)	13,473
TOTAL SALE CONTRACTS					(8,498,275)	(8,376,539)	121,736

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(7,538,531)	$(7,437,921)	$100,610

CAD - Canadian Dollars

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

SEK - Swedish Krona

USD - United States Dollar

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Enhanced Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Note 1 — Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P., (the “Investment Manager”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark.”

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

First Trust Enhanced Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2024 (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act) at the value determined by each private investment fund in accordance with such private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Investment Manager acts as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

In no event does First Trust Portfolios L.P., the Fund’s distributor (the “Distributor”), have any responsibility for any valuations of the Fund's investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.

First Trust Enhanced Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2024 (Unaudited)

Note 2 — Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

First Trust Enhanced Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$8,900,977	$-	$8,900,977
Bank Loans	-	-	26,540,127	26,540,127
Collateralized Loan Obligations	-	9,252,216	230,088	9,482,304
Short-Term Investments	4,186,422	-	-	4,186,422
Total Investments	$4,186,422	$18,153,193	$26,770,215	$49,109,830
Other Financial Instruments *
Forward foreign currency exchange contracts	-	100,610	-	100,610
Total Assets	$4,186,422	$18,253,803	$26,770,215	$49,210,440

* Other financial instruments are derivative instruments such as forward foreign currency contracts. Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.